Supplemental Oil, Natural Gas and NGL Reserve Information (Unaudited) Discounted Future Net Cash Flows Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in the standardized measure
Balance at beginning of period	$ 1,387,472	$ 7,816
Sales of crude oil, natural gas and NGL, net	(150,087)	(78,030)
Net change in prices and production costs	(1,292,364)	(94,884)
Net change in future development costs	175,944	14,149
Extensions and discoveries	284,216	787,910
Acquisitions of reserves	240,989	666,887
Sale of reserves	(50,018)
Revisions of previous quantity estimates	(28,391)	19,606
Previously estimated development costs incurred	102,060	42,100
Accretion of discount	156,723	28,995
Other	9,339	(7,077)
Balance at end of period	$ 835,883	$ 1,387,472